Document And Entity Information	Jun. 26, 2026
Document Information Line Items
Entity Central Index Key	0002123471
Document Type	S-1/A
Entity Registrant Name	Columbus Circle Capital Corp III
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTEThis Registration Statement contains a prospectus relating to the initial public offering of units consisting of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as described herein, of Columbus Circle Capital Corp III for $10.00 per unit. This Registration Statement also contains a prospectus relating to offers and sales of such units of Columbus Circle Capital Corp III in connection with certain market making transactions that may be effected by Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC, in the secondary market for 30 days following the date of this prospectus. The complete prospectus relating to the initial public offering of our units (the “IPO Prospectus”) follows immediately after this Explanatory Note. Following the IPO Prospectus are certain pages of the prospectus relating solely to such market making transactions (together with the remainder of the prospectus as modified as indicated below, the “Market Making Prospectus”), including an alternate front and back cover page, an alternate table of contents and alternate sections entitled “Summary — The Offering,” “Use of Proceeds” and “Plan of Distribution.” Each of such alternate pages has been marked “Alternate Page for Market Making Prospectus.” The Market Making Prospectus will not include the information in the sections of the IPO Prospectus entitled “Risk Factors — Our initial shareholders paid an aggregate of $25,000 for the founder shares, or approximately $0.003 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.,” “Risk Factors — The determination of the offering price of our units and the size of this offering is more arbitrary than the pricing of securities and size of an offering of an operating company in a particular industry. You may have less assurance, therefore, that the offering price of our units properly reflects the value of such units than you would have in a typical offering of an operating company.,” “Dilution,” “Capitalization,” “Use of Proceeds” and “Underwriting (Conflict of Interest).” All other sections of the IPO Prospectus are to be used in the Market Making Prospectus. A complete version of each of the IPO Prospectus and the Market Making Prospectus will be filed with the U.S. Securities and Exchange Commission in accordance with Rule 424 under the Securities Act of 1933, as amended (the “Securities Act”).
Amendment Flag	true